Risk and Capital Management - Additional Information (Detail) R$ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of financial risk and capital management [line items]
Total credit and finance lease operations	R$ 271,372	R$ 260,453
Total assets repossessed	R$ 224	390
VaR calculation confidence level percentage	99.00%
VaR calculation period	historical period of 4 years (1000 business days
Value at risk	R$ 223	R$ 278
Percentage of VaR of total stockholders' equity	0.20%	0.20%
Funds from clients	R$ 379,500
Percentage of aggregate funds from customers available on demand	37.10%
Liquid assets	R$ 323,200
Percentage of financial assets	100.00%	100.00%	100.00%
Surplus Capital in relation to the Minimum Referential Equity Required	R$ 47,296	R$ 69,292
Percentage of reinsurance premiums operations	59.00%	86.00%
Capital Adequcy ratio	14.50%	15.80%
Additional Tier I Capital, Required	R$ 23,450	R$ 31,195
Increase Decrease in Referential Equity	R$ 39,274	31,104
Central Bank of Brazil [member] | Subordinated Financial Notes Member [Member]
Disclosure of financial risk and capital management [line items]
Subordiated notes issued | $			$ 2.1
Estimated increase in tier two capital ratio percentage	0.20%
Average [Member]
Disclosure of financial risk and capital management [line items]
Value at risk	R$ 282	334
Top of range [member]
Disclosure of financial risk and capital management [line items]
Value at risk	R$ 763	472
Capital Adequcy ratio	14.50%
Percentage of adjusted capital ratio	50.00%
Percentage of fixed assets ratio	24.00%
Bottom of range [member]
Disclosure of financial risk and capital management [line items]
Value at risk	R$ 166	R$ 209
Surplus Capital in relation to the Minimum Referential Equity Required	R$ 67,867
Capital Adequcy ratio		14.50%
Percentage of fixed assets ratio		27.90%
Bottom of range [member] | BACEN
Disclosure of financial risk and capital management [line items]
Leverage Ratio	300
Short term redeemable obligation [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	85.20%		85.20%
Funding [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	31.60%		31.60%
Total assets [Member]
Disclosure of financial risk and capital management [line items]
Percentage of financial assets	23.40%		23.40%
IRB-Brasil Resseguros S.A. [Member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	25.00%	30.00%
General Reinsurance AG [Member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums		30.00%
General Reinsurance AG [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	0.00%
Mapfre Re Do Brasil Companhia De Resseguros [Member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	45.00%
Mapfre Re Do Brasil Companhia De Resseguros [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of reinsurance premiums operations	21.00%
Austral Ressugodara SA [Member]
Disclosure of financial risk and capital management [line items]
Percentage of social security operations related to reinsurance premiums	30.00%	40.00%
Austral Ressugodara SA [Member] | Credit risk [member]
Disclosure of financial risk and capital management [line items]
Percentage of reinsurance premiums operations	20.00%	1.00%